Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Change in Fair Value

	Public Warrants (Level 1)	Private Placement Warrants (Level 3)	Total Warrant liability
Balance, December 31, 2021	$35,200	$21,278	$56,478
Change in fair value	(22,240)	(14,223)	(36,463)
Balance, December 31, 2022	$12,960	$7,055	$20,015

	Restricted sponsor shares (level 3)	Price adjustment shares (level 3)	Total
Balance, December 31, 2021	$44,712	$79,404	$124,116
Change in fair value of restricted sponsor shares and price adjustment shares	(27,180)	(53,220)	(80,400)
Balance, December 31, 2022	$17,532	$26,184	$43,716

Schedule of Level 3 Fair Value Measurement Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2022	December 31, 2021
Number of private placement warrants	9,666,667	9,666,667
Exercise price	$11.5	$11.5
Share price	$4.36	$8.02
Expiration term (in years)	3.66	4.66
Volatility	52.9%	44.8%
Risk-free Rate	4.13%	1.22%
Dividend yield	0%	0%-5%
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2022		December 31, 2021
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
Number of shares	7,500,000	15,000,000	7,500,000	15,000,000
Share price	$12.5-$30.0	$12.5-$17.5	$12.5-$30.0	$12.5-$17.5
Remaining exercise period	5.66	3.66	6.66	4.66
Share value	$1.17-$2.63	$1.32-$2.0	$3.69-$6.61	$4.42-$5.92